General (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General [Abstract]
Cash and cash equivalents	$ 3,076	$ 7,506	$ 4,870	$ 14,075	$ 17,374
Operating loss	(3,955)	(5,781)	(9,706)	(11,061)	(10,862)
Net cash used in operating activities	$ (3,221)	$ (5,935)	$ (9,382)	$ (7,265)	$ (7,426)